Fair Value Measurements (Summary Of Fair Value Measurements Of Auction Rate Securities Using Significant Level 3 Inputs) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Fair Value Measurements [Abstract]
Beginning balance	$ 60.5		$ 64.2
Purchases					83.0
Sales	(16.7)		(5.5)		(10.7)
Unrealized gains (losses)	0.7	[1]	1.8	[1]	(8.1)	[1]
Transfers in and/or out of Level 3
Ending balance	$ 44.5		$ 60.5		$ 64.2

[1]	Unrealized gains (losses) are included in other income (expense), net, in our consolidated statement of income.